Other disclosures	12 Months Ended
Dec. 31, 2021
Other disclosures
Other disclosures

(34) Other disclosures

(a) Consolidated subsidiaries and equity investees

Information below shows Evotec’s direct and indirect voting rights in their subsidiaries and other investments. Evotec’s direct and indirect voting rights in dormant companies are not included.

	2021	2020
	Company's	Company's
	voting	voting
	rights	rights
	%	%
Subsidiaries
Aptuit Global LLC, Princeton, USA	100.00	100.00
Aptuit (Verona) SRL, Verona, Italy	100.00	100.00
Aptuit (Oxford) Ltd., Abingdon, UK	100.00	100.00
Aptuit (Switzerland) AG, Basel, Switzerland*	100.00	100.00
Aptuit (Potters Bar) Ltd., Abingdon, UK	100.00	100.00
Cyprotex Discovery Ltd., Manchester, UK	100.00	100.00
Cyprotex Ltd., Manchester, UK	100.00	100.00
Cyprotex US, LLC., Watertown, USA	100.00	100.00
Evotec (France) SAS, Toulouse, France	100.00	100.00
Evotec ID (Lyon) SAS, Marcy l’Étoile, France	100.00	100.00
Evotec (Hamburg) GmbH, Hamburg, Germany	100.00	100.00
Evotec GT GmbH, Orth an der Donau, Austria	100.00	100.00
Evotec (India) Private Limited, Thane, India*	100.00	100.00
Evotec International GmbH, Hamburg, Germany	100.00	100.00
Evotec (München) GmbH, Martinsried, Germany	100.00	100.00
Evotec (UK) Ltd., Abingdon, UK	100.00	100.00
Evotec (US), Inc., Princeton, USA	100.00	100.00
J.POD-Evotec Biologics Inc., Seattle, USA	100.00	100.00
Just - Evotec Biologics, Inc., Seattle, USA	100.00	100.00
Just-Evotec Biologics EU SAS, Toulouse, France	100.00	—

	2021	2020
	Company’s	Company’s
	voting	voting
	rights	rights
	%	%
Associates and joint ventures
Ananke Therapeutics Inc., Boston, USA	22.70	—
Autobahn Labs, Palo Alto, USA	25.58	39.29
Breakpoint Therapeutics GmbH, Hamburg, Germany	34.61	47.70
Celmatix Inc., New York, USA	23.75	25.05
Curexsys GmbH, Göttingen, Germany	39.82	39.82
Dark Blue Therapeutics LTD, Oxford, UK	17.11	18.67
Eternygen GmbH, Berlin, Germany	24.97	24.97
Exscientia plc (before: Exscientia Ltd.), Oxford, UK	—	20.32
FSHD Unlimited Coop, Leiden, Netherlands	21.46	21.09
NephThera GmbH, Hamburg, Germany	50.00	50.00
Pancella Inc, Toronto, Canada	12.69	13.06
Quantro Therapeutics GmbH, Wien, Austria	34.52	24.99
Topas Therapeutics GmbH, Hamburg, Germany	22.14	21.13

Other Investments
Aeovian Pharmaceuticals Inc., San Francisco, USA	4.80	5.83
ArgoBio SAS, Paris, France	10.03	—
Blacksmith Medicines Inc., San Diego, USA	15.10	15.01
Cajal Neuroscience Inc., Seattle, USA	2.27	1.82
Carrick Therapeutics Ltd., Dublin, Ireland	4.56	4.45
Exscientia plc (before: Exscientia Ltd.), Oxford, UK	11.70	—
Fibrocor LLP, Toronto, Canada	16.26	16.00
Fibrocor Therapeutics Inc., Toronto, Canada	8.73	8.88
Forge Therapeutics, Inc., San Diego, USA	15.04	14.90
Immunitas, Therapeutics, Inc., Waltham, USA	5.86	7.29
Leon Nanodrugs GmbH, München, Germany	12.43	7.82
Mission BioCapital V LP, Cambridge, USA	3.64	7.22
OxVax Limited, Oxford, UK	4.42	—

*	in voluntary liquidation

The subsidiaries listed in this table are included in the consolidated financial statements.

In the first half of the year Evotec SE founded Just-Evotec Biologics EU SAS, France. The new fully consolidated company started initiating in the second half of the year the construction of its J.POD® 2 EU biologics manufacturing facility at Evotec’s Campus Curie in Toulouse, France.

Associates and joint ventures are accounted for at-equity.

Through the shareholder agreement of Pancella Inc. and Dark Blue Therapeutics GmbH, Evotec participates in all significant financial and operating decisions. The group has therefore determined that it has significant influence over this entities, even though it only holds below 20% of the voting rights.

The Group investments in subsidiaries, associated companies and joint ventures are not hedged as those currency positions are considered to be long-term in nature.

(b) Management Board

The Management Board of Evotec consists of the following members:

Dr. Werner Lanthaler, Business Executive, (CEO),

Dr. Cord Dohrmann, Biologist, (CSO),

Dr. Craig Johnstone, Chemist, (COO) and

Enno Spillner, Business Executive, (CFO).

The remuneration granted to the members of the Management Board for the financial years 2021 and 2020 are shown below:

	2021	2021	2021	2021	2021
	Fixed	Variable	Share Performance	Fair value of
	remuneration	remuneration	and Restricted	SPAs and	Total
	(short-term)	(short-term)	Share Awards	RSAs granted	remuneration
	k€	k€	in pcs	k€	k€
Dr. Werner Lanthaler	711	590	100,769	3,313	4,614
Dr. Cord Dohrmann	451	275	40,956	1,348	2,074
Dr. Craig Johnstone	382	234	9,439	296	912
Enno Spillner	384	220	8,884	278	882
Total	1,928	1.319	160,048	5,235	8,482

	2020	2020	2020	2020	2020
	Fixed	Variable	Share
	remuneration	remuneration	Performance	Fair values of	Total
	(Short-term)	(Short-term)	Awards	SPAs granted	remuneration
	k€	k€	in pcs	k€	k€
Dr. Werner Lanthaler	585	476	38,400	871	1,932
Dr. Cord Dohrmann	415	377	14,647	332	1,124
Dr. Craig Johnstone	382	236	12,450	282	900
Enno Spillner	386	222	11,717	266	874
Total	1,768	1,311	77,214	1,751	4,830

(c) Supervisory Board

The Supervisory Board of Evotec consists of the following members:

Prof. Dr. Iris Löw-Friedrich, Member of the Management Board (Chief Medical Officer) at UCB S.A.; Vice Chairperson of the Supervisory Board until June 2021; Chairperson of the Supervisory Board since June 2021;

Roland Sackers, CFO and Managing Director of QIAGEN N.V.; Vice Chairman of the Supervisory Board;

Dr. Mario Polywka, independent consultant; Former Member of the Management board Evotec SE;

Dr. Elaine Sullivan, independent consultant; CEO of Keltic Pharma Therapeutics;

Kasim Kutay, CEO of Novo Holdings A/S;

Dr. Constanze Ulmer-Eilfort, Partner of the law firm Peters, Schönberger & Partner (PSP Munich); Member of the Supervisory Board since June 2021;

Prof. Dr. Wolfgang Plischke, independent consultant, former Member of the Management Board of Bayer AG; Chairperson of the Supervisory Board (until June 2021);

The remuneration accrued for the members of the Supervisory Board in the financial year was as follows:

	2021	2020
	Remuneration	Remuneration
	k€	k€
Prof. Dr. Iris Löw-Friedrich	113.6	70.0
Roland Sackers	90.5	85.0
Dr. Mario Polywka	55.5	50.0
Dr. Elaine Sullivan	60.0	60.0
Kasim Kutay	60.0	32.5
Dr. Constanze Ulmer-Eilfort	32.7	0.0
Prof. Dr. Wolfgang Plischke	68.2	150.0
Michael Shalmi	—	27.5
Total	480.5	475.0

In the financial years 2021 and 2020, there was no share-based remuneration.